Global Natural Resources Equity Fund
GuideStone Funds Global Natural Resources Equity Fund
Investment Objective
The Global Natural Resources Equity Fund seeks to provide long-term capital appreciation.
Fees and Expenses
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Global Natural Resources Equity Fund.
Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Operating Expenses	Global Natural Resources Equity Fund Investor Class
Management fee	0.92%
Other expenses	0.37%
Acquired Fund fees and expenses	0.01%
Total annual operating expenses	1.30%
Fee waiver	(0.01%)	[1]
Total annual operating expenses	1.29%	[2],[3]
[1]	The Adviser and/or its affiliates have agreed to waive shareholder service fees attributable to the Fund's investment of cash balances in the Money Market Fund through April 30, 2017.
[2]	(after fee waiver)
[3]	The expense information in the table has been restated to reflect the current Management fee based on a reduction to the advisory fee.

Expense Example
This example is meant to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Finally, the example assumes that all dividends and other distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Global Natural Resources Equity Fund Investor Class USD ($)
1 Year	$ 131
3 Years	411
5 Years	712
10 Years	$ 1,567

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the total annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies
  The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities, which may include stock, stock futures, rights, warrants or securities convertible into stock, of companies considered to be principally engaged in natural resources industries or that supply goods, technology and services to such companies. The Fund invests in securities of issuers from a number of different countries, including the United States. The Fund's portfolio is diversified among a number of companies across different industries and capitalization ranges.
  Companies in natural resources industries include companies to be principally engaged in the discovery, development, production or distribution of natural resources; the development of technologies for the production or efficient use of natural resources; or the furnishing of related supplies or services. For these purposes, "natural resources" generally includes, but is not limited to: energy (such as utilities, producers/developers, refiners and service drilling), alternative energy (such as uranium, coal, hydrogen, wind, solar and fuel cells), industrial products (such as building materials, cement, packaging, chemicals, supporting transport and machinery), forest products (such as lumber, plywood, pulp, paper, newsprint and tissue), base metals (such as aluminum, copper, nickel, zinc, iron ore and steel), precious metals and minerals (such as gold, silver, platinum and diamonds) and agricultural products (grains and other foods, seeds, fertilizers and water).
  A particular company will be considered to be principally engaged in natural resources industries if at the time of investment at least 50% of the company's assets, gross income, cash flow or net profits is committed to, or derived from, those industries. A company will also be considered to be principally engaged in natural resources industries if the company has the potential for capital appreciation primarily as a result of particular products, technology, patents or other market advantages in natural resources industries.
  The Fund may invest in equity securities of issuers located throughout the world and in countries having economies and markets generally considered to be developed, but may also invest in equity securities of foreign companies located in emerging markets.
  Although the Fund has the flexibility to invest a significant portion of its assets in one country or region, it generally intends to remain diversified across countries and geographical regions.
  The Fund may invest in a company principally engaged in precious metal-related activities, which is one that derives at least 50% of its revenues from the exploration, mining, processing, or dealing in precious metals.
  The Fund may invest up to 5% of its net assets in securities issued by other investment companies, including exchange-traded funds (ETFs).
  Depending on market conditions, the Fund may at times, but will not necessarily, hold up to 20% of its assets in cash and cash equivalents, which could limit the ability of the Fund to meet its investment objectives.
  The Fund uses a multi-manager approach, using two or more Sub-Advisers that each manages a portion of its portfolio under the oversight of the Adviser. The Sub-Advisers, in managing their respective portions of the Fund's portfolio, practice different investment styles that the Adviser believes complement one another. The Adviser recommends sub-adviser selections to the Fund's Board of Trustees and determines allocations of Fund assets among Sub-Advisers based on a variety of qualitative and quantitative factors in an attempt to maximize return across the entire portfolio, while minimizing risk to the extent possible. Buy and sell decisions are made at the discretion of each individual Sub-Adviser with regard to the portion of the Fund's portfolio that they manage in accordance with their investment strategies and processes.

Principal Investment Risks
  There is no guarantee that securities that the Fund buys will increase in value. It is possible to lose money by investing in the Fund.
  The Fund's value will go up and down in response to changes in the market value of its investments. Market value will change due to business developments concerning a particular issuer or industry, as well as general market and economic conditions. An investor should be able to accept significant short-term fluctuations in value.
  Investment in companies in natural resources industries may be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments (such as political events affecting access to natural resources), environmental incidents, energy conservation, depletion of natural resources, the success of exploration projects, commodity prices and tax and other government regulations.
  Concentrating investments in the natural resources industries increases the risk of loss because the securities of many or all of the companies in the natural resources industries may decline in value due to developments adversely affecting the industries, including market, economic, political or regulatory developments. The Fund’s performance may also suffer if the natural resources industries do not perform as well as the Sub-Advisers expected. Prices of securities in the same industries may change collectively regardless of the merits of individual companies.
  The Fund's investments in companies engaged in precious metal-related activities may be significantly affected by developments in the precious metals industries and may be linked to the prices of gold and silver, or other precious metals. These prices can be influenced by a variety of global economic, financial and political factors and may fluctuate substantially over short periods of time and be more volatile than other types of investments. Economic, political or other conditions affecting one or more of the major sources of gold and silver could have a substantial effect on supply and demand in countries throughout the world. Additionally, the majority of such producers are domiciled in a limited number of countries. Moreover, companies engaged in precious metal-related activities also face risks related to their operations that may affect overall profitability. These risks include the uncertainty and cost of mineral exploration and acquisitions and the uncertainties and unexpected problems and delays in developing mines. In addition, the business of mining precious metals is subject to numerous risks that could adversely impact such companies. These risks include environmental hazards, industrial accidents, underground fires, labor disputes, unexpected geological formations, availability of appropriately skilled persons, unanticipated ground and water conditions, fall of ground accidents, legal and regulatory restrictions and seismic activity.
  Securities of foreign issuers may be negatively affected by political events, economic conditions or inefficient, illiquid or unregulated markets in foreign countries. Foreign issuers may be subject to inadequate regulatory or accounting standards, which may increase investment risk.
  Investing in emerging markets involves greater risks than investing in more developed foreign markets because, among other things, emerging markets often have more political and economic instability.
  Changes in currency exchange rates relative to the U.S. dollar may negatively affect the values of foreign investments held by the Fund. Sub-Advisers may make currency investment decisions independent of their underlying stock selections.
  Medium-sized company stocks have historically been subject to greater investment risk than larger-company stocks. The risks generally associated with these companies include more limited product lines, markets and financial resources, lack of management depth or experience, dependency on key personnel and vulnerability to adverse market and economic developments. Accordingly, the prices of medium-sized company stocks tend to be more volatile than prices of large-company stocks.
  An investment in small- and micro-cap companies may involve greater risk and be more volatile and less liquid than an investment in a larger company. Small companies generally are more sensitive to adverse business and economic conditions than larger, more established companies. Small companies may have limited financial resources, management experience and market diversification.
  The Fund's investment in another investment company may subject the Fund indirectly to the underlying risks of the investment company. The Fund also will bear it share of the underlying investment company's fees and expenses, which are in addition to the Fund's own fees and expenses.
  Futures and warrants provide for the sale of a security at a specific price during a particular timeframe. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the options. Futures and forward contracts are subject to counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. By contrast, warrants are generally issued by the issuer of a security, however, the market price of warrants may be significantly less than the current price of the underlying security. Therefore, there is a greater risk that warrants may drop in value at a faster rate than the underlying security.
  To the extent that the Fund holds assets in cash and cash equivalents and not in the investments described, the ability of the Fund to meet its objective may be limited.
  Fund performance is dependent upon the success of the Adviser and the Sub-Advisers in implementing the Fund's investment strategies in pursuit of the Fund's investment objective. To a significant extent, the Fund's performance will depend on the success of the Adviser's methodology in allocating the Fund's assets to Sub-Advisers and its selection and oversight of the Sub-Advisers. The Sub-Advisers' investment styles may not always be complementary, which could adversely affect the performance of the Fund.

Performance
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and the annual total returns of the Fund’s Investor Class shares. The table provides some indication of the risks of investing in the Fund by showing how the Fund’s Investor Class returns, both before and after taxes, averaged over certain periods of time, compare to the performance of a composite index and two broad-based market indices during the same periods. The Composite Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests. The MSCI World Commodity Producers Index and NYSE Arca Gold Miners Index are provided to show how the Fund’s performance compares with the returns of an index of securities that are closer to those in which the Fund invests.

The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Funds’ website at www.GuideStoneFunds.com or by calling 1-888-GS-FUNDS (1-888-473-8637).
Investor Class Annual Total Return year ended 12/31

Best Quarter: 9.45% 6/2014	Worst Quarter: (29.49)% 9/2015

Average Annual Total Returns as of 12/31/15
Average Annual Total Returns - Global Natural Resources Equity Fund		One Year	Since Inception	Inception Date
Investor Class		(34.49%)	(22.34%)	Jul. 01, 2013
Investor Class | after taxes on distributions	[1]	(34.51%)	(22.78%)	Jul. 01, 2013
Investor Class | after taxes on distributions and sale of Fund shares	[1],[2]	(19.51%)	(16.23%)	Jul. 01, 2013
MSCI World Commodity Producers Index (reflects no deduction for fees, expenses or taxes)	[3]	(25.62%)	(13.16%)	Jul. 01, 2013
NYSE Arca Gold Miners Index (reflect no deduction for fees, expenses or taxes)	[3]	(25.52%)	(19.33%)	Jul. 01, 2013
Composite Index (reflects no deduction for fees, expenses or taxes)	[3]	(24.44%)	(12.49%)	Jul. 01, 2013
[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 403(b) plans, 401(k) plans or individual retirement arrangements ("IRAs").
[2]	Returns may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
[3]	Historically, the Fund has compared its performance to its primary broad-based index, the MSCI World Commodity Producers Index, as well as another broad-based index and a composite index. Effective December 1, 2015, the Fund will compare its performance only to its primary broad-based index because that index is composed of securities which more closely compare to the Fund's portfolio.